As filed with the Securities and Exchange Commission on June 19, 2020

File No. 333-_______

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 05-02-210, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS, & YOUNG LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700 WASHINGTON, D.C. 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class X and Class Z shares of beneficial interest, without par value, of the NVIT Columbia Overseas Value Fund, a series of the Registrant.

It is proposed that this Registration Statement will become effective on July 20, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

NATIONWIDE VARIABLE INSURANCE TRUST

One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on: ______, 2020

To the shareholders of the NVIT Multi-Manager International Value Fund, a series of Nationwide Variable Insurance Trust, a Delaware statutory trust (the “Trust”), and to the owners of variable life insurance policies or variable annuity contracts entitled to give voting instructions to the shareholders of the NVIT Multi-Manager International Value Fund:

NOTICE IS HEREBY GIVEN that the Trust will hold a Special Meeting of Shareholders (the “Meeting”) for the NVIT Multi-Manager International Value Fund, which will be held on ________, 2020, at ______ a.m., Eastern time, at 10 West Nationwide Boulevard, Columbus, Ohio 43215. The purpose of the Meeting is to vote on the following proposal (the “Proposal”):

1.
To approve a Plan of Reorganization (the “Plan”) by the Trust, on behalf of its series, the NVIT Columbia Overseas Value Fund (the “Acquiring Fund”) and the NVIT Multi-Manager International Value Fund (the “Target Fund”) which provides for: (i) the acquisition by the Acquiring Fund of all of the property and assets of the Target Fund, in exchange solely for Class X and Class Z shares of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; (iii) the pro rata distribution of Class X shares of the Acquiring Fund to the shareholders of the Target Fund holding Class I and Class IV shares of the Target Fund, and of Class Z shares of the Acquiring Fund to the shareholders of the Target Fund holding Class II shares of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund, all upon and subject to the terms and conditions of the Plan.

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) thereof.

A copy of the form of the Plan, which more completely describes the transaction proposed, is attached as Exhibit A to the attached Proxy Statement/Prospectus.

Shareholders of record of the Target Fund as of the regular close of business of the New York Stock Exchange on _________, 2020, are entitled to notice of and to vote at the Meeting and at any adjournment(s) or postponement(s) thereof. Each share of the Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal. Instead of attending and voting at the Meeting, you may choose to vote and return the Proxy Card (or voting instruction form) or vote by telephone or through the Internet. Any vote cast by you, other than through attendance at the Meeting, must be duly and properly received by the Trust or its proxy solicitor by the date of the Meeting in order to be counted for the Meeting. If you have returned the Proxy Card (or voting instruction form) or voted by telephone or through the Internet and are present at the Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy. Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card (or voting instruction form) by mail in the enclosed postage-paid envelope provided or by voting by telephone or over the Internet.
1

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof.

The Meeting is currently planned to take place at a physical location.  However, due to concerns regarding the coronavirus or COVID-19, the Trust is planning for the possibility that the Meeting may be held virtually solely by means of remote communication or via a live webcast or that the Trust may allow for virtual attendance. If the Trust takes this step, the Trust will publicly announce the decision in a press release that will also be filed with the Securities and Exchange Commission as definitive additional soliciting material, and the Trust will post the announcement and additional information on its website at [XXXXX] as soon as practicable before the Meeting. The Trust recommends that you monitor this website for updated information, and please check this website in advance of the Meeting to confirm the status of the Meeting before planning to attend in person.

By Order of the Board of Trustees of the Trust,

/s/ Stephen R. Rimes,
Secretary

__________, 2020

Your vote is important. To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card (or voting instruction form), sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card (or voting instruction form). Please vote your proxy regardless of the number of shares owned. You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.
2

NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a Notice, Proxy Statement/Prospectus, and proxy card(s)/voting instruction form(s) for a Special Meeting of Shareholders (the “Meeting”) relating to the NVIT Multi-Manager International Value Fund (the “Fund”), a series of Nationwide Variable Insurance Trust (the “Trust”). The Meeting will be held on __________, 2020, at ________ a.m., Eastern time, at 10 West Nationwide Boulevard, Columbus, Ohio 43215.

The purpose of the Meeting is to vote on an important proposal (the “Proposal”) that affects the Fund and your investment in the Fund. As a shareholder of the Fund, you have the opportunity to voice your opinion on the matters that affect the Fund. This package contains information about the Proposal and the materials to use when voting by mail, by telephone or through the Internet.

The Proposal has been carefully reviewed by the Board of Trustees of the Trust (the “Board”). The Board believes that the Proposal is in the best interests of the Fund. The Board recommends that you vote FOR the Proposal. Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly. To cast your vote, simply complete the proxy card(s)/voting instruction form(s) enclosed in this package. Be sure to sign and date the card(s) before mailing them in the postage-paid envelope. You also may vote your shares by telephone or over the Internet. Simply call the toll-free number or visit the website indicated on your proxy card(s)/voting instruction form(s) and follow the recorded or online instructions. Your vote is extremely important, no matter how large or small your holdings may be. It is important that your vote be received by the date of the Meeting.

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

If you have any questions before you vote, please call the Trust at (800) 848-0920. You also may receive a telephone call from the Fund’s proxy solicitor, Broadridge Financial Solutions, Inc. (“Broadridge”), asking you to vote your shares. Thank you for your participation in this important initiative.

The Meeting is currently planned to take place at a physical location.  However, due to concerns regarding the coronavirus or COVID-19, the Trust is planning for the possibility that the Meeting may be held virtually solely by means of remote communication or via a live webcast or that the Trust may allow for virtual attendance. If the Trust takes this step, the Trust will publicly announce the decision in a press release that will also be filed with the Securities and Exchange Commission as definitive additional soliciting material, and the Trust will post the announcement and additional information on its website at [XXXXX]1 as soon as practicable before the Meeting. The Trust recommends that you monitor this website for updated information, and please check this website in advance of the Meeting to confirm the status of the Meeting before planning to attend in person.

TELEPHONE AND INTERNET VOTING

For your convenience, you also may be able to vote by telephone or over the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.

1 The Fund’s Internet address is included in this Proxy Statement as a textual reference only. The information on the website is not incorporated by reference into this Proxy Statement.
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IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
THE REORGANIZATION

The following is a brief overview of the Proposal to be voted upon at the meeting of shareholders scheduled for ________, 2020 (the “Meeting”). Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Nationwide Variable Insurance Trust (the “Trust”) at (800) 848-0920. We appreciate your decision to invest with the Trust and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

Shareholders of the NVIT Multi-Manager International Value Fund (the “Target Fund”) are being asked to vote to approve a Plan of Reorganization (the “Plan”) whereby the NVIT Columbia Overseas Value Fund (the “Acquiring Fund,” and collectively with the Target Fund, the “Funds”), another series of the Trust, would acquire all of the property and assets of the Target Fund in exchange for shares of the Acquiring Fund (the “Proposal”), subject to the terms and conditions of the Plan. The Acquired Fund will assume all of the liabilities of the Target Fund. The Target Fund will then be liquidated and dissolved.

Why has the reorganization been proposed?

 The Target Fund and the Acquiring Fund share similar investment mandates. Nationwide Fund Advisors (“NFA” or the “Adviser”) recommended the Proposal to bring the assets of both Funds together under the management of a single subadviser and to produce operational efficiencies that may, over time, produce cost savings to shareholders. The combination of the Funds would also reduce duplication among the series of the Trust.

How will the reorganization work?

If shareholders of the Target Fund approve the Plan, all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange solely for Class X shares and Class Z shares of the Acquiring Fund equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund (the “Transaction”). Such shares of the Acquiring Fund will then be distributed pro rata to the shareholders of the Target Fund, and the Target Fund will be liquidated and dissolved. The Transaction will result in Class I and Class IV shares of the Target Fund being exchanged for Class X shares of the Acquiring Fund equal in value to (but having a different price per share than) shares of the Target Fund, and in Class II shares of the Target Fund being exchanged for Class Z shares of the Acquiring Fund equal in value to (but having a different price per share than) shares of the Target Fund. To the extent that the liabilities of the Target Fund are not discharged on or prior to the last business day prior to the date agreed upon for the exchange (which is currently anticipated to occur on or around ____________, 2020), the Acquiring Fund will assume the liabilities of the Target Fund.

More detailed information about the transfer of assets by the Target Fund and the issuance of shares by the Acquiring Fund can be found in the Proxy Statement/Prospectus.

Will portfolio management change?

Yes. While NFA serves as investment adviser to both Funds and supervises the daily business affairs of both Funds, subject to the supervision of the Board, investment subadvisers are responsible for the day-to-day investment management of the Funds. NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. Dimensional Fund Advisors LP (“DFA”) and Thompson, Siegel & Walmsley LLC (“TSW”) subadvise different portions of the Target Fund. Columbia Management Investment Advisers, LLC (“Columbia”) recently became the sole subadviser to the Acquiring Fund. Columbia will continue to subadvise the Acquiring Fund after the Transaction. More information about DFA, TSW and Columbia and the portfolio managers can be found in the Proxy Statement/Prospectus.

How will the Transaction benefit shareholders?

Shareholders may benefit from the Transaction in the following ways:

•
The Funds share similar investment mandates, investing primarily in equity securities of non-U.S. companies (including those located in emerging market countries). Both Funds employ a value style of investing. Reorganizing the Funds into a single, larger consolidated fund has the potential to produce operational efficiencies that may, over time, produce cost savings to shareholders.

•
The Transaction is designed to provide Target Fund shareholders with continued investment in a substantially similar investment mandate as the one they had originally chosen, with the potential for improved performance but without increased cost.  See “What are the fees and expenses of each Fund and what might they be after the Transaction?” below.

•
The Transaction is expected to be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund; and (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Target Fund’s assets.

•	The costs of the Transaction (excluding brokerage costs, if any) will be borne by NFA.

GENERAL INFORMATION

Has the Board approved the Proposal?

Yes. The Board has unanimously approved the Proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Target Fund that you own as of the regular close of business of the New York Stock Exchange on the record date. The record date is ____________, 2020.

How do I vote my shares?

You can vote your shares:

(1) by completing and signing the enclosed Proxy Card (or voting instruction form) and mailing it in the enclosed postage-paid envelope; or

(2) over the Internet or telephone by following the voting procedures described on the Proxy Card (or voting instruction form).

If you specify a vote for the Proposal, your proxy will be voted as you indicate. If you simply sign, date, and return the Proxy Card, but do not specify a vote for the Proposal, your proxy will be voted FOR the Proposal. If you need any assistance or have any questions regarding the Proposal or on how to vote your shares, please call Broadridge Financial Solutions, Inc. (“Broadridge”) the Target Fund’s proxy solicitor, at XXX-XXX-XXXX, Monday through Friday from 9 a.m. to 10 p.m. Eastern time.

How do I sign the Proxy Card?

Please sign exactly as your name appears on the Proxy Card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

How can I find more information on the Proposal?

You should read the Proxy Statement/Prospectus that provides details regarding the Proposal.

PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

SUMMARY OF THE PROPOSAL	3
What proposal am I voting on?	3
How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?	3
What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?	4
What are the general tax consequences of the Transaction?	4
Who manages the Funds?	4
What are the fees and expenses of each Fund and what might they be after the Transaction?	6
How do the performance records of the Funds compare?	8
Where can I find more financial information about the Funds?	10
What are other key features of the Funds?	10
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	11
Are there any significant differences between the investment objectives of the Target Fund compared to the Acquiring Fund?	11
Are there any significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?	12
How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?	14
What are the principal risk factors associated with investments in the Funds?	14
FACTORS CONSIDERED BY THE BOARD	16
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	17
How will the Transaction be carried out?	17
Who will pay the expenses of the Transaction?	17
What will happen to the Target Fund if the Transaction is not approved by shareholders of the Target Fund?	17
What are the tax consequences of the Transaction?	17
What should I know about shares of the Acquiring Fund?	20
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	20
MORE INFORMATION ABOUT THE FUNDS	21
VOTING INFORMATION	22
Who is entitled to vote?	22
What vote is necessary to approve the Plan?	23
How will the shareholder voting be handled?	24
How do I ensure my vote is accurately recorded?	24
May I revoke my proxy?	24
What other matters will be voted upon at the Meeting?	25
What other solicitations will be made?	25
Who will pay the expenses of the Proposal?	25
How do I submit a shareholder proposal?	26
PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE	26

EXHIBITS TO PROXY STATEMENT/PROSPECTUS	28
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NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920

PROXY STATEMENT/PROSPECTUS

Dated [______________]

Acquisition of the Assets of:
NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND (a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:
NVIT COLUMBIA OVERSEAS VALUE FUND (a series of Nationwide Variable Insurance Trust)
This Proxy Statement/Prospectus solicits proxies to be voted at a meeting of shareholders (the “Meeting”) of the NVIT Multi-Manager International Value Fund (the “Target Fund”), a series of Nationwide Variable Insurance Trust (the “Trust”). The Meeting has been called by the Board of Trustees of the Trust (the “Board”) to vote on the proposal (the “Proposal”), as described in more detail below. At the Meeting, shareholders of the Target Fund will be asked to approve or disapprove a Plan of Reorganization (the “Plan”) with respect to the Target Fund. If shareholders vote to approve the Plan, all of the assets of the Target Fund will be acquired by the NVIT Columbia Overseas Value Fund, also a series of the Trust (the “Acquiring Fund,” and collectively with the Target Fund, the “Funds”), in exchange for Class X shares and Class Z shares of the Acquiring Fund. The Acquiring Fund will assume all of the liabilities of the Target Fund. The Target Fund will then be liquidated and dissolved. The principal office of the Trust is One Nationwide Plaza, Mail Code: 5-02-210, Columbus, OH 43215. You can reach the offices of the Trust by telephone by calling (800) 848-0920. The Proxy Statement/Prospectus also is available on the Internet at nationwide.com/personal/investing/mutual-funds/shareholder-news/.

The Meeting will be held on _________, 2020, at _______ a.m., Eastern time, at 10 West Nationwide Boulevard, Columbus, Ohio 43215. The Board, on behalf of the Target Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about ______________, 2020.

Although the Target Fund and the Acquiring Fund have different operating histories, the Funds share similar investment mandates, yet each Fund at present has insufficient assets to generate operating efficiencies and cost savings that result from economies of scale. For this reason, Nationwide Fund Advisors (“NFA” or the “Adviser”), the investment adviser to all of the series of the Trust, including the Target Fund and the Acquiring Fund, recommends reorganizing the Funds together in order to reduce duplication and produce operational efficiencies that may, over time, produce cost savings to shareholders. Each Fund is a diversified series of the Trust.

This Proxy Statement/Prospectus sets forth the information you should know before voting on the Proposal and provides information about an investment in the Acquiring Fund, which is relevant if you are a shareholder of the Target Fund. You should retain this Proxy Statement/Prospectus for future reference. A Statement of Additional Information dated [______] (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus contains more information about the Acquiring Fund, the Target Fund and the Proposal, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Acquiring Fund, dated April 29, 2020 (as revised _____, 2020) (1933 Act File No. 002-73024) (the “Acquiring Fund Prospectus”), is incorporated herein by reference, and is considered a part of this Proxy Statement/Prospectus, and is intended to provide you with information about the Acquiring Fund. A copy of the current summary prospectus for the Acquiring Fund (“Acquiring Fund Summary Prospectus”) accompanies this Proxy Statement/Prospectus. The prospectus of the Target Fund, dated April 29, 2020 (1933 Act File No. 002-73024) (the “Target Fund Prospectus”), provides additional information about the Target Fund and is incorporated herein by reference.

You can request a free copy of the Statement of Additional Information, Acquiring Fund or Target Fund Prospectus, the Annual Report to Shareholders of the Acquiring Fund or Target Fund for the fiscal year ended December 31, 2019, by calling (800) 848-0920, or by writing to the Trust at: One Nationwide Plaza, Mail Code: 5-02-210, Columbus, OH 43215.

Additional information about the Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

This Proxy Statement/Prospectus is also being furnished by Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York (collectively, “Nationwide Life”),  and certain other insurance companies (each, a “Participating Insurance Company” and collectively, the “Participating Insurance Companies”) to owners of variable annuity contracts and variable insurance policies (collectively, “Variable Contracts”) having contract values allocated to a subaccount of a Nationwide Life or Participating Insurance Company separate account invested in shares of the Target Fund. All owners (“Contract Owners”) of Variable Contracts who, as of ___________, 2020, had selected the Target Fund as an underlying investment option within their Variable Contract will receive this Proxy Statement/Prospectus.

For purposes of this Proxy Statement/Prospectus, the terms “you,” “your,” and “shareholder” refer to both Contract Owners who invest in the Target Fund through their Variable Contracts as well as Nationwide Life and the Participating Insurance Companies.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY OF THE PROPOSAL
This is only a summary of certain information contained in this Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan, attached as Exhibit A, and the Acquiring Fund Summary Prospectus included with this Proxy Statement/Prospectus.

What Proposal am I voting on?

At a meeting held on June 10, 2020, the Board, on behalf of the Target Fund and the Acquiring Fund, considered the Proposal to reorganize the Target Fund with and into the Acquiring Fund, approved the Plan, and voted to recommend that shareholders of the Target Fund vote to approve the Plan.

Shareholders of the Target Fund are being asked to consider and approve the Plan that will have the effect of reorganizing the Target Fund with and into the Acquiring Fund as summarized below. The Plan provides for: (i) the acquisition by the Acquiring Fund of all of the property and assets of the Target Fund in exchange solely for Class X and Class Z shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities (iii) the pro rata distribution of Class X shares of the Acquiring Fund to shareholders of the Target Fund holding Class I and Class IV shares of the Target Fund, and of Class Z shares of the Acquiring Fund to shareholders of the Target Fund holding Class II shares of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund. The proposed transaction for the Target Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.” The Board approved the Plan unanimously and recommends that shareholders of the Target Fund approve the Plan.

If shareholders of the Target Fund approve the Plan, all of the Target Fund’s assets will be transferred to the Acquiring Fund in exchange for Acquiring Fund Shares equal in value to the assets of the Target Fund that are transferred to the Acquiring Fund. The Acquiring Fund Shares will then be distributed pro rata to the Target Fund’s shareholders and the Target Fund will be liquidated and dissolved.

The Transaction, if approved, will result in your shares of the Target Fund being exchanged for Acquiring Fund Shares equal in value (but having a different price per share) to your shares of the Target Fund. In particular, Class I and Class IV shares of the Target Fund will be exchanged for Class X shares of the Acquiring Fund. In addition, Class II shares of the Target Fund will be exchanged for Class Z shares of the Acquiring Fund. This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around ________, 2020.  To the extent that the liabilities of the Target Fund are not discharged on or prior to the last business day prior to the Closing Date, the Acquiring Fund will assume the liabilities of the Target Fund.

For the reasons set forth below under “Factors Considered by the Board,” the Board has concluded that the Transaction is in the best interests of the Target Fund and Acquiring Fund. The Board also has concluded that the interests of the existing shareholders of both the Target Fund and the Acquiring Fund will not be diluted as a result of the Transaction.

THE BOARD RECOMMENDS THAT
YOU VOTE TO APPROVE THE PROPOSAL

How do the investment objectives, principal strategies and policies of the Target Fund compare against the Acquiring Fund?
Investment Objectives. The Target Fund seeks long-term capital appreciation, whereas the Acquiring Fund seeks to maximize total return consisting of capital appreciation and/or current income. The Target Fund’s and Acquiring Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies. The principal strategies of the Target Fund and the Acquiring Fund are not identical, although they have important similarities.  Both Funds invest at least 80% of their respective net assets in equity securities of non-U.S. companies (including those located in emerging market countries), although they differ somewhat in how each Fund defines a non-U.S. company. Each Fund employs a value style of investing.  Each Fund may have significant investments in one or more countries or sectors, and each Fund may invest in the securities of companies of any market capitalization (although the Acquiring Fund typically invests in the securities of companies that have market capitalizations that are greater than $1 billion at the time of purchase).  The Acquiring Fund uses derivatives (forwards, futures contracts and options on futures contracts) as a principal investment strategy for either hedging or non-hedging purposes, whereas the Target Fund does not use derivatives as a principal investment strategy.  Further, the Target Fund employs two subadvisers, each managing a different portion of the Target Fund’s assets, while the Acquiring Fund employs only one subadviser, who manages all of the Acquiring Fund’s assets.

Each Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Target Fund versus the Acquiring Fund?
As with most investments, investments in the Funds involve certain principal risks. There can be no guarantee against losses resulting from an investment in the Funds, nor is there any assurance that the Funds will achieve their investment objectives. Although the Acquiring Fund and Target Fund share many of the same types of principal risks, there also are some differences in the investment risks of the two Funds.  Specifically, the Target Fund and Acquiring Fund share the following principal risks: equity securities risk, market and selection risks, foreign securities risk, emerging markets risk, smaller company risk, value style risk and country or sector risk.  The Target Fund also is subject to multi-manager risk, but the Acquiring Fund is not.  The Acquiring Fund also is subject to derivatives risk, leverage risk and liquidity risk, whereas the Target Fund is not subject to these principal risks.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

It is expected that shareholders of the Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the Acquiring Fund pursuant to the Transaction. For federal income tax purposes, Nationwide Life and the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situations. For further information about the federal tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Who manages the Funds?
Nationwide Fund Advisors (“NFA” or the “Adviser”), One Nationwide Plaza, Mail Code: 5-02-210, Columbus, OH 43215, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds. Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”). As of December 31, 2019, NFA managed in the aggregate approximately $69.8 billion in assets.

Subject to the supervision of NFA and the Board, one or more subadvisers manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Target Fund

The Target Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the portion they each manage.  Dimensional Fund Advisors LP (“DFA”) and Thompson, Siegel & Walmsley LLC (“TSW”) each subadvise different portions of the Target Fund.

DFA is located at 6300 Bee Cave Road, Building One, Austin, TX 78746.  DFA has been engaged in the business of providing investment management services since May 1981.  DFA is a Delaware limited partnership, and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.  The portion of the Target Fund subadvised by DFA is managed using a team approach.  The following portfolio managers are responsible for coordinating the day-to-day management of the portion of the Target Fund subadvised by DFA:

Jed S. Fogdall, portfolio manager for the Target Fund since 2012.
Bhanu P. Singh, portfolio manager for the Target Fund since 2015.
Mary T. Phillips, CFA, portfolio manager for the Target Fund since 2015.
Arun C. Keswani, CFA, portfolio manager for the Target Fund since 2020.

TSW is located at 6641 West Broad Street, Suite 600, Richmond, VA 23230.  TSW is a Delaware limited liability company and an indirect subsidiary of BrightSphere Investment Group Inc., a NYSE listed company.  Since 1970, TSW has provided investment management services to corporations, pensions and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals.  The portfolio manager for the portion of the Target Fund subadvised by TSW is Brandon H. Harrell, CFA, who has managed the TSW portion of the Target Fund since 2017.

Acquiring Fund

Columbia Management Investment Advisers, LLC (“Columbia”) is the subadviser to the Acquiring Fund.  Columbia is located at 225 Franklin Street, Boston, MA 02110, and is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc.  Columbia’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments.  As of December 31, 2019, Columbia had approximately $345.06 billion in assets under management.

Fred Copper, CFA, and Daisuke Nomoto, CMA (SAAJ) are jointly and primarily responsible for the day-to-day management of the Acquiring Fund.

Mr. Copper is the lead and senior portfolio manager on the Overseas Value Team for Columbia Threadneedle Investments. He has been employed by Columbia since 2005.

Mr. Nomoto is a senior portfolio manager on the Overseas Value Team for Columbia Threadneedle Investments. He has been employed by Columbia since 2005.

Prior to April 20, 2020, Templeton Investment Counsel, LLC had subadvised the Acquiring Fund since its inception in 2009, and the Acquiring Fund was known as the Templeton NVIT International Value Fund.  Columbia will continue to subadvise the Acquiring Fund after the Transaction.

The Statement of Additional Information (“SAI”) for the Target Fund and Acquiring Fund, dated April 29, 2020 (as revised ____, 2020), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?
The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated (pro forma) to be charged with respect to the corresponding class of Acquiring Fund Shares after the Transaction. The operating expenses shown for the Target Fund and Acquiring Fund are based on expenses incurred during the Funds’ most recent fiscal year ended December 31, 2019. In addition, the fees and expenses do not include sales charges and other expenses that may be imposed by Variable Contracts. If these amounts were reflected, the fees and expenses would be higher than shown. Such sales charges and other expenses are described in the Variable Contract’s prospectus.

FEE TABLES FOR THE FUNDS

Class I and Class IV Shares
	Actual		Pro Forma*
	NVIT Multi-Manager International Value Fund (Target Fund)	NVIT Columbia Overseas Fund (Acquiring Fund)	NVIT Columbia Overseas Fund (Acquiring Fund)
	Classes I & IV	Class X	Class X after Transaction with NVIT Multi-Manager International Value Fund (Target Fund)

Annual Fund Operating Expenses
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expense	0.37%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.12%	0.89%	0.89%
Fee Waiver/Expense Reimbursement	(0.24)%[1,2]	(0.01)%[3]	(0.01)%[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%	0.88%	0.88%

Class II Shares
	Actual		Pro Forma*
	NVIT Multi-Manager International Value Fund (Target Fund)	NVIT Columbia Overseas Fund (Acquiring Fund)	NVIT Columbia Overseas Fund (Acquiring Fund)
	Class II	Class Z	Class Z after Transaction with NVIT Multi-Manager International Value Fund (Target Fund)

Annual Fund Operating Expenses
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expense	0.37%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.37%	1.14%	1.14%
Fee Waiver/Expense Reimbursement	(0.24)%[1,2]	(0.01)%[3]	(0.01)%[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.13%	1.13%	1.13%
* Pro forma expenses are estimated as if the Transaction occurred on January 1, 2019.

1 The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 0.75% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2021. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
2 In addition to the expense limitation discussed in Footnote 1, the Trust and the Adviser have entered into a written contract in which the Adviser has agreed to waive 0.016% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021.  The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
3 The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 0.87% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2022. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Examples

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund Shares of the comparable class, both before and after the Transaction. The Examples, however, do not include charges that are imposed by Variable Contracts.  If these charges were reflected, the expenses listed below would be higher.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class I and Class IV
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class I Shares	$90	$333	$594	$1,342
Target Fund – Class IV Shares	90	333	594	1,342
Acquiring Fund – Class X Shares	90	283	492	1,083
Pro forma Acquiring Fund – Class X Shares (after the Transaction with Target Fund)	90	283	492	1,083

Class II
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class II Shares	$116	$411	$727	$1,626
Acquiring Fund – Class Z Shares	115	361	627	1,385
Pro forma Acquiring Fund – Class Z Shares (after the Transaction with Target Fund)	115	361	627	1,385

These are just examples. They do not represent past or future expenses or returns. Each Fund pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.
How do the performance records of the Funds compare?
The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of the Target Fund’s and Acquiring Fund’s annual total returns over time and show that each Fund’s performance can change from year to year. The tables show the Target Fund’s and Acquiring Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Value Index, the current benchmark for both the Target Fund and the Acquiring Fund.  Prior to April 20, 2020, the Acquiring Fund’s benchmark had been the MSCI All Country World Index ex-USA, and that benchmark also is shown.  Remember, however, that past performance (before and after tax) is not necessarily an indication of how either the Target Fund or the Acquiring Fund will perform in the future.

Columbia became the Acquiring Fund’s subadviser on April 20, 2020.  Acquiring Fund performance prior to April 20, 2020 thus reflects returns achieved pursuant to different principal investment strategies and a different subadviser than Columbia.  If Columbia had been the Acquiring Fund’s subadviser for all periods prior to April 20, 2020, using the Acquiring Fund’s current strategies, the performance shown for the Acquiring Fund would have been different.

Class X and Class Z shares of the Acquiring Fund have not commenced operations as of the date of this Proxy Statement/Prospectus, and will commence operations upon the completion of the Transaction.  Pre-inception performance for Class X and Class Z shares of the Acquiring Fund is based on the previous performance of Class I and Class II shares, respectively, of the Acquiring Fund.  Performance for Class X and Class Z shares has not been adjusted to reflect those share classes’ lower expenses than those of the Acquiring Fund’s Class I and Class II shares, respectively.

[ACTUAL CHARTS TO BE PROVIDED]

ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31,)

Target Fund - Class IV

6.19%	-16.16%	17.16%	21.45%	-9.46%	-5.09%	5.20%	22.89%	-17.15%	16.52%
2010	2011	2012	2013	2014	2015	2016	2017	2018	2019

Highest Quarter: 19.07% - 3rd qtr of 2010
Lowest Quarter: -22.83% - 3rd qtr of 2011
Year-to-Date Total Return as of March 31, 2020: -28.52%

Acquiring Fund - Class I

6.35%	-12.43%	19.56%	20.09%	-8.15%	-3.90%	1.12%	22.72%	-15.69%	12.49%
2010	2011	2012	2013	2014	2015	2016	2017	2018	2019

Highest Quarter: 16% - 3rd qtr of 2010
Lowest Quarter:  -21.82% - 3rd qtr of 2011
Year-to-Date Total Return as of March 31, 2020: -24.78%

Class I shares of the Acquiring Fund commenced operations on April 30, 2014 upon the conversion of Class III shares (which are no longer offered by the Acquiring Fund) to Class I shares.  Pre-inception historical performance for Class I shares of the Acquiring Fund is based on the previous performance of Class III shares.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)

	1 Year	5 Years	10 Years
Target Fund – Class I	16.55%	3.45%	3.11%
Acquiring Fund – Class X	12.64%	2.63%	3.49%

Target Fund – Class IV	16.52%	3.44%	3.11%
Acquiring Fund – Class X	12.64%	2.63%	3.49%

Target Fund – Class II	16.26%	3.19%	2.86%
Acquiring Fund – Class Z	12.36%	2.38%	3.23%

Performance Benchmark For Target Fund
MSCI EAFE® Value Index[1]	16.09%	3.54%	3.98%

Performance Benchmarks For Acquiring Fund
MSCI EAFE® Value Index[1]	16.09%	3.54%	3.98%
MSCI All Country World Index ex USA[1]	21.51%	5.51%	4.97%
1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

In addition, the performance history of the Target Fund and Acquiring Fund, as of March 31, 2020 is shown below:

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED MARCH 31, 2020)

	1 Year	5 Years	10 Years
Target Fund – Class I	-22.91%	-3.97%	-0.39%
Acquiring Fund – Class X	-21.17%	-4.05%	0.62%

Target Fund – Class IV	-22.96%	-3.97%	-0.39%
Acquiring Fund – Class X	-21.17%	-4.05%	0.62%

Target Fund – Class II	-23.01%	-4.19%	-0.63%
Acquiring Fund – Class Z	-21.37%	-4.29%	0.37%

Performance Benchmark For Target Fund
MSCI EAFE® Value Index[1]	-22.76%	-3.83%	0.62

Performance Benchmarks For Acquiring Fund
MSCI EAFE® Value Index[1]	-22.76%	-3.83%	0.62
MSCI All Country World Index ex USA[1]	-15.57%	-0.64%	2.05%
1 Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?
The Target Fund’s and Acquiring Fund’s Annual Reports contain a discussion of each Fund’s performance during their fiscal years ending December 31, 2019 and show per share information for each of the previous five fiscal years. Each Fund’s Annual Report for the fiscal year ended December 31, 2019 is available upon request (See “More Information about the Funds”).

What are other key features of the Funds?
Investment Advisory Fees. NFA is the investment adviser of each Fund. NFA has entered into separate investment advisory agreements relating to each Fund and each Fund pays NFA an annual investment advisory fee based on the Fund’s average daily net assets. The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Target Fund	0.75% on assets up to $500 million; 0.70% on assets of $500 million and more but less than $2 billion; and 0.65% for assets of $2 billion and more
Acquiring Fund	0.75% on assets up to $1 billion; and 0.70% on assets of $1 billion and more

Based on the amount of assets in each Fund, both Funds currently are subject to an effective advisory fee rate of 0.75%.  The effective advisory fee rate to which the Acquiring Fund would be subject if assets were to exceed $500 million is higher than the effective advisory fee rate to which the Target Fund would be subject on such assets.  Approval by shareholders of the Plan thus will result in an increase in the investment advisory fee payable on assets over $500 million following completion of the Transaction. Neither Fund currently has sufficient assets to trigger any breakpoints, nor would the combined assets reach $500 million upon completion of the Transaction.

NFA pays a subadvisory fee to each subadviser based on the investment advisory fee NFA receives. A discussion regarding the basis for the Board’s approval of the investment advisory and subadvisory agreements for the Target Fund, and the investment advisory agreement for the Acquiring Fund, is in the Funds’ Annual Report to

shareholders, which covers the period ending December 31, 2019.  A discussion regarding the basis for the Board’s approval of the subadvisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s semiannual report to shareholders, which will cover the period January 1, 2020 to June 30, 2020.

Distribution Services. Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code 5-02-10, Columbus, Ohio 43215, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007. In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon the sale of shares of each Fund. The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plans. The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940 (the “1940 Act”) for each Fund’s Class II shares and Class Z shares. The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class II shares and Class Z shares of the Funds. Although actual distribution expenses may be more or less, Class II shares and Class Z shares pay NFD an annual fee under the Rule 12b-1 Plan an amount that will not exceed 0.25%. The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures. There are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares. You may refer to the prospectus for the Funds under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund’s shares. In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent. Shares may be redeemed or exchanged at any time, subject to certain restrictions. Your Variable Contract may impose a sales charge and, because Variable Contracts may have different provisions with respect to the timing and method of redemptions, Contract Owners should contact their insurance company directly for details concerning these transactions.

Dividends, Distributions and Taxes. You may refer to the prospectus for the Fund under the section entitled “Distributions and Taxes” for each Fund’s procedures with regard to dividends, distributions and taxes. In summary, substantially all of each Fund’s net investment income, if any, is declared and paid as a dividend each quarter. Any net realized capital gains of each Fund will be declared and paid to shareholders at least annually. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. Generally, Contract Owners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates, subject to certain early withdrawal penalties.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies. For a complete description of the Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Summary Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Target Fund compared to the Acquiring Fund?
The Target Fund seeks long-term capital appreciation while the Acquiring Fund seeks to maximize total return consisting of capital appreciation and/or current income. The Target Fund’s and Acquiring Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Target Fund compared to the Acquiring Fund?
Although the Target Fund and the Acquiring Fund are not identical, they have important similarities. Both Funds invest primarily in stocks of non-U.S. issuers (including those located in emerging market countries), employing a value style of investing.  Each Fund may have significant investments in one or more countries or sectors, and each Fund may invest in the securities of companies of any market capitalization (although the Acquiring Fund typically invests in the securities of companies that have market capitalizations greater than $1 billion).  The Acquiring Fund uses derivatives (forwards, futures contracts and options on futures contracts) as a principal investment strategy for either hedging or non-hedging purposes, whereas the Target Fund does not use derivatives as a principal investment strategy.  The Target Fund also employs two subadvisers, while the Acquiring Fund employs only one subadviser.

Each Fund is classified as “diversified” under applicable federal law, which means that, with respect to 75% of its total assets, the Fund may invest no more than 5% of such assets in any one issuer or may hold no more than 10% of the outstanding securities of any one issuer.  Each Fund will not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in securities of issuers in the same industry.

Target Fund

Under normal circumstances, the Target Fund invests at least 80% of its net assets in equity securities of companies headquartered, that derive at least 50% of their revenues or profits from goods produced or sold, investment made or services performed from, or whose securities regularly trade on markets (i.e., are “located”) outside the United States. Some of these countries may be considered to be emerging market countries, which typically are developing and low- or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many of the securities in which the Target Fund invests are denominated in currencies other than the U.S. dollar. The Target Fund may invest in the securities of companies of any market capitalization, including smaller companies, and typically invests in those located in at least six different countries, foreign markets or regions other than the United States. Nonetheless, the Target Fund may invest a significant amount of its net assets in the securities of issuers located in any one country. The Target Fund may invest in any economic sector and, at times, emphasize one or more particular industries or sectors. The Target Fund employs a “value” style of investing, which means investing in equity securities whose market prices may be low relative to their earnings, book value, cash flow and/or other measures of value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.

The Target Fund generally considers selling a security when the thesis and/or catalysts have been reached, it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Target Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Target Fund they manage. NFA is the Target Fund’s investment adviser and, subject to the approval of the Board of the Trust, selects the Target Fund’s subadvisers and monitors their performance on an ongoing basis. NFA also determines the amount of Target Fund assets to allocate to each subadviser. NFA has chosen the Target Fund’s current subadvisers because they approach investing in international securities in a different manner from each other. For example, as of the date of the Target Fund Prospectus, one subadviser invests in securities of companies that the subadviser believes to be value companies primarily because they have low prices in relation to their book values (i.e., values based on their respective assets minus their liabilities, as reflected on their balance sheets). The other subadviser uses a combination of qualitative and quantitative methods to assess a company’s valuation and attractiveness through fundamental research. In allocating assets between the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility.

Acquiring Fund

Under normal conditions, the Acquiring Fund invests at least 80% of its net assets in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, a number of countries around the world other than the United States. Typically, the Acquiring Fund invests in foreign companies that have market capitalizations greater than $1 billion at the time of purchase. The Acquiring Fund typically invests in foreign companies in at least three countries, other than the United States.

The Acquiring Fund may also invest in emerging market countries. Emerging market countries typically are developing and low- or middle-income countries. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Many of the securities in which the Acquiring Fund invests are denominated in currencies other than the U.S. dollar. Equity securities in which the Acquiring Fund invests may include common stocks and related depositary receipts. The Acquiring Fund may have significant investments in one or more countries or in particular sectors.

The Acquiring Fund may use derivatives, such as forwards (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Acquiring Fund may use forward foreign currency contracts to hedge the currency exposure associated with some or all of the Acquiring Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Acquiring Fund may also use equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows. Forwards, futures and options are derivatives and may expose the Acquiring Fund to leverage.

The Acquiring Fund has the following limits on its investments, which are applied at the time an investment is made. The Acquiring Fund:

•	normally invests no more than 5% of its total assets in a single security;
•
typically limits its investment in any single country or industry to the greater of (i) 20% of its total assets and (ii) 150% of the weighting of that country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (although the Acquiring Fund's investments in any single industry are limited at the time of investment to less than 25% of the Acquiring Fund's total assets, U.S. Government obligations not being considered to be part of any industry); and

•	generally may not invest more than 20% of its total assets in emerging markets.

The subadviser employs fundamental analysis with risk management in identifying value stocks and constructing the Acquiring Fund’s portfolio.

In selecting investments, the subadviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
•
various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with valuations that are not reflected in the market price are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and/or
•
indicators of potential stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

The subadviser may sell an equity security when it believes the security has become overvalued, it believes there is deterioration in the issuer's financial circumstances or fundamentals, or it believes another security is a more attractive investment opportunity.

How do the fundamental investment restrictions of the Target Fund differ from the Acquiring Fund?
The Funds have adopted identical fundamental investment restrictions. Neither Fund may change any of its fundamental investment restrictions without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated April 29, 2020 (as revised _____, 2020) (1933 Act File No. 002-73024), which is incorporated by reference into the SAI relating to this Proxy Statement/Prospectus and is available upon request.

What are the principal risk factors associated with investments in the Funds?
Like all investments, an investment in either of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. If the value of the Fund’s investments goes down, you may lose money.

Although the Target Fund and the Acquiring Fund have many similar principal risks, there are also significant differences in the investment risks of the two Funds. Specifically, the Target Fund and the Acquiring Fund share the following risks: equity securities risk, market and selection risks, foreign securities risk, emerging markets risk, value style risk, country or sector risk and smaller company risk. The Target Fund also is subject to multi-manager risk, but the Acquiring Fund is not. The Acquiring Fund also is subject to derivatives risk, leverage risk and liquidity risk, whereas the Target Fund is not subject to these principal risks.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Country or sector risk – (Target Fund and Acquiring Fund) if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.

Derivatives risk – (Acquiring Fund) derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, including non-exchange-traded or over-the-counter derivatives that are linked to illiquid instruments or illiquid markets, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

  Forwards – using forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Currently there are few central exchanges or markets for forward contracts, and therefore they may be less liquid than exchange-traded instruments. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

  Options – purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund's ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.

Currency exposure – the Fund’s investments in currency futures and forward foreign currency exchange contracts (collectively, “currency contracts”) may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the subadviser’s ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid. Currency contracts may reduce the risk of loss from a change in the value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying security.

Emerging markets risk – (Target Fund and Acquiring Fund) emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Equity securities risk – (Target Fund and Acquiring Fund) stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Foreign securities risk – (Target Fund and Acquiring Fund) foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Leverage risk – (Acquiring Fund) leverage risk is a direct risk of investing in the Fund. Leverage is investment exposure that exceeds the initial amount invested. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment.

Liquidity risk – (Acquiring Fund) when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Market and selection risks – (Target Fund and Acquiring Fund) market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Multi-manager risk – (Target Fund) while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser(s). It is possible that the security selection process of one subadviser will not complement that of the other subadviser(s). As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

Smaller company risk – (Target Fund and Acquiring Fund) smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Value style risk – (Target Fund and Acquiring Fund) value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

FACTORS CONSIDERED BY THE BOARD

NFA proposed the Transaction at the Board’s June 10, 2020 meeting.  In approving the proposal, the Board considered, among other things: that the Acquiring Fund has a similar investment mandate to the Target Fund; that the Transaction would not result in any change in Fund expenses for shareholders of the Target Fund; that NFA would bear all expenses (other than brokerage expense) of the Transaction; that the Transaction will be effected on the basis of each Fund’s net asset values per share; and that NFA had otherwise determined that the Transaction would not result in the dilution of the interest of shareholders of any Fund. The Board considered the level of confidence of NFA in the investment capabilities of Columbia by comparison to NFA’s assessment of the Target Fund’s potential to achieve investment outperformance.  The Board also considered NFA’s statement that reorganizing the Funds into a single, larger consolidated fund has the potential to produce operational efficiencies that may, over time, produce cost savings to shareholders.
Based on its review of these factors and other information presented to it, and on the basis of NFA’s recommendations, the Board, including a majority of the Independent Trustees, determined that the Transaction would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Transaction.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE VARIABLE INSURANCE TRUST, ON BEHALF OF THE TARGET FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If the shareholders of the Target Fund do not approve the Plan, the Board may consider other possible courses of action for the Target Fund, including liquidation and dissolution of the Target Fund.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?
If the shareholders of the Target Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions of the Plan.

If the shareholders of the Target Fund approve the Plan, the Target Fund will deliver to the Acquiring Fund all of its respective assets on the Closing Date (which is currently anticipated to occur on or around _______, 2020), and the Acquiring Fund will assume any liabilities of the Target Fund. In exchange, the Trust, on behalf of the Target Fund, will receive the Acquiring Fund Shares to be distributed pro rata to the Target Fund’s shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”). Both Funds are subject to the same Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s net asset value.

If the Transaction is approved, the stock transfer books of the Target Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date. The Target Fund will accept requests for purchases and redemptions only if received in proper form before that time. Requests received after that time will be considered requests to purchase or redeem shares of the Acquiring Fund.

To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board. The Board also may agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Target Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?
The expenses related to the Transaction (approximately $_______, excluding brokerage costs), including the costs associated with the solicitation of proxies, will be paid by NFA. Brokerage costs following the reorganization will be paid by the Acquiring Fund, which ultimately are paid by all shareholders of the Acquiring Fund.

What will happen to the Target Fund if the Transaction is not approved by the shareholders of the Target Fund?

If the transaction is not approved by the Target Fund shareholders, NFA and the Board will consider other alternatives, including the liquidation and dissolution of the Target Fund.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and the Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Transaction. Based on certain assumptions and customary representations to be made on behalf of the Target Fund and Acquiring Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund, (ii) the Acquiring Fund will not recognize any gain or loss upon receipt by the Acquiring Fund of the Target Fund’s assets, (iii) the Target Fund will not recognize any gain or loss upon the transfer of its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of the Target Fund, (iv) the basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of those assets in the hands of the Target Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the Target Fund and (v) the holding period and aggregate tax basis of the Acquiring Fund Shares that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts. If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its Assets to the Acquiring Fund and each shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its the Target Fund Shares and the fair market value of the Acquiring Fund Shares it received. However, in light of the tax-favored status of the shareholders of the Acquiring Fund and the Target Fund, which are the Participating Insurance Companies and their separate accounts, failure of the Transaction to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option. The following discussion assumes that the Transaction qualifies as a tax-free reorganization for federal income tax purposes.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, the Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the Transaction.

Sale of Assets. Approximately 81% of the Target Fund’s portfolio securities will be sold in connection with the Transaction as distinct from normal portfolio turnover. Such sale may occur before or after the date of closing of the Transaction. These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders. The amount of any capital gains that may be realized and distributed to the shareholders of the Target Fund will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and available capital loss carryovers. Taking into account the Target Fund’s net unrealized appreciation in portfolio assets on a tax basis at December 31, 2019 of $10,717,769 (10.77% of net asset value) and the Fund’s capital loss carryovers of

$35,779,115 (also as of December 31, 2019) the sale of such portfolio assets prior to the date of closing of the Transaction may not result in capital gains being distributed to shareholders. If the sale of such portfolio assets occurs after the date of closing of the Transaction, the ability of a combined Fund to fully utilize the Target Fund’s capital loss carryovers, if any as of the date of closing, to offset the resulting capital gain may be limited as described below with the result that shareholders of the Acquiring Fund may receive a greater amount of capital gain distributions than they would have had the Transaction not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio. NFA believes that these portfolio transaction costs will be approximately $73,242.

General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any as of the date of closing of the Transaction, of the Target Fund move to the Acquiring Fund in the Transaction. The capital loss carryovers. If any as of the date of closing of the Transaction, of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the Transaction on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of the Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year. The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund As of December 31, 2019	Acquiring Fund As of December 31, 2019
Aggregate Capital Loss Carryovers	$35,779,115	$1,234,518
Net Unrealized Appreciation/(Depreciation) on a Tax Basis	$10,717,769	$16,803,943
Net Assets	$99,491,985	$197,771,506
Approximate Annual Limitation for Capital Losses*	$1,462,532	n/a
*Based on the long-term tax-exempt rate for ownership changes during May 2020 of 1.47%. The actual limitation will equal the aggregate NAV of the smaller of the two funds on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation is increased by the amount of any built-in gain of such fund, i.e., unrealized appreciation in value of investments of the fund on the closing date that is recognized in a taxable year.

 Appreciation in Value of Investments.  Shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  The unrealized appreciation in value of investments as a percentage of its net asset value at December 31, 2019 was 10.77% for the Target Fund compared to 8.49% for the Acquiring Fund and 9.25% on a combined basis.  As a result, shareholders of the Acquiring Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.

For federal income tax purposes, Nationwide Life and the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situation, including state and local tax consequences.

What should I know about shares of the Acquiring Fund?
Upon the Closing of the Transaction, Class I and Class IV shares of the Target Fund will each be exchanged for Class X shares of the Acquiring Fund and Class II shares of the Target Fund will be exchanged for Class Z shares of the Acquiring Fund. The fees and expenses of each Class are provided above in the section “Fee Tables for the Target Fund and Acquiring Fund.”

Full and fractional Acquiring Fund Shares will be distributed to shareholders of the Target Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. The Acquiring Fund Shares will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. The Acquiring Fund Shares to be issued in the Transaction have the same rights and privileges as your shares of the Target Fund.

Like the Target Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
The following table sets forth, as of December 31, 2019, the separate capitalizations of the Target Fund and the Acquiring Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund after Transaction[1] (estimated)
Net assets (all classes)	$99,491,985	$197,771,506	$-	$297,263,491

Total shares outstanding	12,680,978	19,073,807	(3,085,607)	28,669,178

Class I net assets	$33,723,095	$197,771,506	($33,723,095)	$197,771,506

Class I shares outstanding	4,279,691	19,073,807	(4,279,691)	19,073,807

Class I net asset value per share	$7.88	$10.37	N/A	$10.37

Class II net assets	$58,287,609	$-	($58,287,609)	$-

Class II shares outstanding	7,453,491	-	(7,453,491)	-

Class II net asset value per share	$7.82	N/A	N/A	N/A

Class IV net assets	$7,481,281	$-	($7,481,281)	$-

Class IV shares outstanding	947,796	-	(947,796)	-

Class IV net asset value per share	$7.89	N/A	N/A	N/A

Class X net assets	$-	$-	$41,204,376	$41,204,376

Class X shares outstanding	-	-	3,973,901	3,973,901

Class X net asset value per share	N/A	N/A	N/A	$10.37

Class Y net assets	$-	$-	$-	$-

Class Y shares outstanding	-	-	-	-

Class Y net asset value per share	N/A	N/A	N/A	N/A

Class Z net assets	$-	$-	$58,287,609	$58,287,609

Class Z shares outstanding	-	-	5,621,470	5,621,470

Class Z net asset value per share	N/A	N/A	N/A	$10.37
1 Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Transaction.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services. Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Mutual Funds (“NMF”) (another trust also advised by NFA), including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly and other reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at One Nationwide Plaza, Mail Code: 5-02-210 Columbus, Ohio 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to JPMorgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp; and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NMF utilizes.

Custodian. JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The Custodian performs no managerial or policy making functions for the Funds.

Independent Registered Accounting Firm. PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accountant.

Additional Information. The following information about the Acquiring Fund or Target Fund (1933 Act File No. 002-73024 for the Acquiring Fund and Target Fund) is incorporated herein by reference and considered a part of this Proxy Statement/Prospectus: (i) the Target Fund Prospectus dated April 29, 2020, which is incorporated by reference herein; (ii) the Acquiring Fund’s and the Target Fund’s SAI dated April 29, 2020 (as revised _____, 2020), related to the Acquiring Fund Prospectus and the Target Fund Prospectus; (iii) the Statement of Additional Information dated __________, 2020 (relating to this Proxy Statement/Prospectus), which has been filed with the SEC and is incorporated by reference herein; and (iv) the Acquiring Fund’s and the Target Fund’s Annual Report to Shareholders for the year ended December 31, 2019. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: One Nationwide Plaza, Mail Code: 5-02-210 Columbus, Ohio 43215.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call (202)-551-8090 for hours of operation). Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION
Who is entitled to vote?
Only shareholders of record of the Target Fund as of the close of business on __________, 2020 (the “Record Date”) will be entitled to vote at the Meeting. The outstanding shares of the Target Fund entitled to vote as of the Record Date are set forth in the table below:

Fund	Number of Shares Outstanding
Target Fund	[_____________]

This Proxy Statement/Prospectus, Notice of Special Meeting, proxy card, and voting instruction form were first mailed to Contract Owners on or about ________________, 2020.

What vote is necessary to approve the Plan?
Quorum. With respect to actions to be taken by the shareholders of the Target Fund on the matters described in this Proxy Statement/Prospectus, the presence in person or by proxy of 40% of the outstanding shares of the Target Fund entitled to vote on the Proposal (generally Nationwide Life and the Participating Insurance Companies) at the Meeting shall constitute a quorum for purposes of voting upon the Proposal at the Meeting. Abstentions and “broker non-votes” (as described below) will be included for purposes of determining whether a quorum is present at the Meeting for a particular matter and will have the same effect as a vote “against” the Proposal.

Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner so that the broker may not exercise discretionary voting power with respect thereto. Nationwide Life and each Participating Insurance Company, as the shareholder of record of all of the Trust’s shares, will vote shares attributable to Variable Contracts to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received by Nationwide Life or the Participating Insurance Company, as applicable, even in instances where a broker would be prevented from exercising discretion. Broker non-votes, therefore, will be so voted by Nationwide Life or each Participating Insurance Company just as any other shares for which Nationwide Life or the Participating Insurance Company does not receive voting instructions.

Required Vote. The Proposal must be approved by a “majority of outstanding voting securities” as defined in the 1940 Act, which means the lesser of the vote of: (i) 67% or more of the voting securities of the Target Fund that are present at a meeting called for the purpose of voting on such approval or represented by proxy if holders of shares representing more than 50% of the outstanding voting securities of the Target Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Target Fund (“Majority Vote”).

Each share of the Target Fund is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote. Contract Owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the Proxy Statement/Prospectus sent to the Target Fund’s shareholders and to Contract Owners.

With respect to Nationwide Life and Participating Insurance Company separate accounts, Nationwide Life and each Participating Insurance Company will vote the shares of the Target Fund at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts. Nationwide Life and each Participating Insurance Company are expected to vote shares attributable to Variable Contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received. As a result, those Contract Owners that actually provide voting instructions may control the outcome of the vote even though their actual percentage ownership of the Target Fund alone would not be sufficient to approve the Proposal. Each share of the Fund is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote. Contract Owners also will be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the Proxy Statement/Prospectus sent to the Fund’s shareholders and to Contract Owners.

Adjournment. If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, then the persons named as proxies may vote to approve the Proposal for which sufficient votes have been received and may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Proposal for which sufficient votes have NOT been received; provided, that the persons named as proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders.

How will the shareholder voting be handled?
Only shareholders of record of the Target Fund as of close of business on the Record Date will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of the Target Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting with respect to the Target Fund. The Meeting also may be adjourned by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized offer of the Trust, in the absence of the Chairperson and the President. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

The Meeting is currently planned to take place at a physical location.  However, due to concerns regarding the coronavirus or COVID-19, the Trust is planning for the possibility that the Meeting may be held virtually solely by means of remote communication or via a live webcast or that the Trust may allow for virtual attendance. If the Trust takes this step, the Trust will publicly announce the decision in a press release that will also be filed with the Securities and Exchange Commission as definitive additional soliciting material, and the Trust will post the announcement and additional information on its website at [XXXXX] as soon as practicable before the Meeting. The Trust recommends that you monitor this website for updated information, and please check this website in advance of the Meeting to confirm the status of the Meeting before planning to attend in person.

How do I ensure my vote is accurately recorded?
Only shareholders of record of the Target Fund at the close of business on the Record Date will be entitled to notice of and to vote at the Meeting. You may attend the Meeting and vote in person or you may complete, sign, date and return the Proxy Card (or voting instruction form). If you own shares of the Target Fund on the Record Date, a Proxy Card (or voting instruction form) is included with this Proxy Statement/Prospectus. You also can provide voting instructions by telephone by calling the toll-free number on the Proxy Card(s) or by going to the Internet address provided on the Proxy Card(s). Please complete the Proxy Card (or voting instruction form), or if you vote by telephone or over the Internet, please vote on the Proposal as it relates to a Fund. Your voting instructions must be received by the Trust or its proxy solicitor by the date of the Meeting in order to be counted for the Meeting. If you are eligible to vote by telephone or through the Internet, instructions are enclosed.

The persons named as proxies on the enclosed form of proxy will vote the shares of the Target Fund at the Meeting in accordance with the timely instructions received from shareholders. If a duly signed and dated proxy is received that does not specify a choice (for, against, or abstain), the persons named as proxies will consider the proxy’s timely receipt as an instruction to vote FOR the Proposal(s) to which the proxy relates.

If a duly signed and dated voting instruction form is received that does not specify a choice, Nationwide Life and each Participating Life Insurance Company, as applicable, will consider the voting instruction’s timely receipt as an instruction to vote FOR the Proposal to which the voting instruction relates.

May I revoke my proxy?
Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date, or by attending the Meeting and voting in person.
Contract Owners may revoke previously submitted voting instructions given to Nationwide Life or their Participating Insurance Company, as applicable, at any time by: (i) submitting to Nationwide Life or the Participating Insurance Company subsequently dated voting instructions; (ii) delivering to Nationwide Life or the Participating Insurance Company a written notice of revocation; or (iii) otherwise giving notice of revocation at the Meeting, in all cases prior to the exercise of the authority granted in the proxy card/voting instruction form.

Contract Owners should contact Nationwide Life or the Participating Insurance Company, as applicable, for further information on how to revoke voting instructions, including any applicable deadlines. To contact Nationwide Life, please call the Trust toll-free at (800) 848-0920.
What other matters will be voted upon at the Meeting?
The Board does not intend to bring any matters before the Meeting with respect to the Target Fund other than those described in this Proxy Statement/Prospectus. The Board is not aware of any other matters to be brought before the Meeting with respect to the Target Fund by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of NFA and the Board.

What other solicitations will be made?
The cost of this proxy solicitation will be paid by NFA as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of NFA and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews. The Trust has engaged Broadridge to solicit proxies and voting instructions from brokers, banks, other institutional holders, or Contract Owners, as applicable, at an anticipated estimated cost of $_______, including out-of-pocket expenses, which will be borne by NFA as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes or voting instructions. The Trust also has agreed to indemnify Broadridge against certain liabilities and expenses, including liabilities under the federal securities laws. The Trust expects that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

As the Meeting date approaches, certain shareholders of the Target Fund may receive a telephone call from a representative of Broadridge if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined. Contract Owners may also receive a telephone call from a representative of Broadridge if their voting instructions have not yet been received.

In all cases in which a telephonic proxy is solicited, the Broadridge representative is required to ask for each shareholder’s full name and address, or ZIP code, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Broadridge representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Broadridge then the Broadridge representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the Broadridge representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Broadridge will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Broadridge immediately if his or her instructions are not correctly reflected in the confirmation. The representative will follow the same procedure when soliciting voting instructions telephonically from Contract Owners.

Who will pay the expenses of the Proposal?
The costs of the Proposal (excluding brokerage costs), including the costs associated with the solicitation of proxies in connection with the Meeting, will be paid by NFA. Brokerage costs will be borne by the Target Fund, or the Acquiring Fund, as applicable, and ultimately, shareholders of each such Fund.

How do I submit a shareholder proposal?
The Trust is not required to, and does not intend to, hold regular annual shareholders’ meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of the Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE

On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the Target Fund, or any class thereof.

To the best knowledge of the Trust, as of the Record Date, no person, except as set forth below, owned of record 5% or more of the outstanding shares of any class of the Target Fund. Except as noted, the Trust has no knowledge of beneficial ownership.

Fund and Class	Shares	Total Shares	Percent	Shareholder	Address
NVIT Multi-Manager International Value Fund Class I
NVIT Multi-Manager International Value Fund Class I
NVIT Multi-Manager International Value Fund Class I
NVIT Multi-Manager International Value Fund Class I
NVIT Multi-Manager International Value Fund Class II
NVIT Multi-Manager International Value Fund Class II

NVIT Multi-Manager International Value Fund Class IV
NVIT Multi-Manager International Value Fund Class IV
NVIT Multi-Manager International Value Fund Class IV

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS
Exhibit

A	Form of Plan of Reorganization
B	Financial Highlights

EXHIBIT A

FORM OF PLAN OF REORGANIZATION
This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of _________, 2020 is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215, on behalf of two of its series, as set forth below:

NVIT Multi-Manager International Value Fund (the “Target Fund”)	NVIT Columbia Overseas Value Fund (the “Acquiring Fund”)
Class I	Class X
Class II	Class Z
Class IV	Class X

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill (“Assets”) of the Target Fund in exchange solely for shares of beneficial interest, without par value, of the corresponding class of shares of the Acquiring Fund listed in the table above; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s Liabilities (as defined below); (iii) the distribution of each class of the Acquiring Fund’s shares to the shareholders of its corresponding class of shares of the Target Fund, according to their respective interests, in complete liquidation of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund

(a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Target Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, the then existing Assets of the Target Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Target Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) subject to clause (2), to discharge all of the Target Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Target Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Target Fund (hereinafter “Net Assets”). The Target Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Target Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. To the extent that any Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Target Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value per share of the corresponding share class of the Target Fund as of Close of Business on the Valuation Date by the net asset value per share of the corresponding class of the Acquiring Fund as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the corresponding Target Fund class as of Close of Business on the Valuation Date, provided, however, that the number of each class of shares of the Acquiring Fund to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Target Fund, determined as of the Valuation Date, attributable to such class of shares of the Target Fund, by the net asset value per share of the corresponding class of the Acquiring Fund as of the Valuation Date. Each class of shares of the Acquiring Fund received shall be distributed pro rata to the shareholders of record of the corresponding class of the Target Fund as of the Close of Business on the Valuation Date.

(c) As soon as practicable following the Closing, the Trust shall dissolve the Target Fund and distribute pro rata to the Target Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Target Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Target Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Target Fund irrespective of whether such shareholders hold their shares in certificated form.

(d) At the Closing, any outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Target Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e) At the Closing, each shareholder of record of the Target Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund that such person had on such Distribution Record Date.

2.	Valuation

(a) The value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures adopted by the Trust on behalf of the Target Fund and the Acquiring Fund (“Valuation Procedures”).

(b) The net asset value of a share of beneficial interest of the Acquiring Fund Class X Shares and Acquiring Fund Class Z Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

(c) The net asset value of a share of beneficial interest of the Target Fund Class I Shares, Target Fund Class II Shares, and Target Fund Class IV Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

3.	Closing and Valuation Date

The Valuation Date shall be ___________, 2020 or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, at One Nationwide Plaza, Columbus, Ohio 43215 at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Target Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Target Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the Target Fund, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.	Necessary Findings of Fact by the Trust on behalf of the Target Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Target Fund, without par value. Each outstanding share of the Target Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b) The financial statements appearing in the Target Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2019, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Target Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c) The books and records of the Target Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements (“FIN 48 Workpapers”), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Target Fund.

(d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Target Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e) At the Closing, the Trust, on behalf of the Target Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f) The Trust has elected to treat the Target Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Target Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of and through the Closing, for each such taxable year (or portion thereof) the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code, and the consummation of the transaction contemplated by the Plan will not cause the Target Fund to fail to qualify as a RIC as of the Closing. The Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. The Target Fund has not had at any time since its inception (and will not have as of the Closing Date) any material Tax (defined below) liability under Section 852 or 4982 of the Code for any period ended before the Closing Date. For all taxable years and all applicable quarters of such years since its inception, the Target Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g) There are no material contracts outstanding to which the Target Fund is a party, other than as disclosed in the Target Fund’s registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission (the “Commission”) or the Target Fund’s Prospectus.

(h) The Target Fund does not own any “converted property” (as that term is defined in Section 1.337(d)-7T(a)(2) of the regulations issued by the United States Treasury (“Treasury Regulations”)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations thereunder.

(i) The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and have withheld in respect of dividends and other distributions and paid to the proper taxing authorities all Taxes (defined below) required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(j) The Target Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any Taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such Taxes or tax return.

(k) The Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (f) through (j) of this Section 4.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Target Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e) The books and records of the Acquiring Fund, including FIN 48 Workpapers, made available to the Target Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f) The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of and through the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Acquiring Fund to fail to qualify as a RIC from and after the Closing. The Acquiring Fund has not at any time since its inception been liable for, and the Acquiring Fund is not now liable for, any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. For all taxable years and all applicable quarters of such years since its inception, the Target Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g) There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s registration statement on Form N-1A filed with the Commission or the Acquiring Fund’s Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Target Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is a statutory trust created under the laws of the State of Delaware on October 1, 2004, and is validly existing and in good standing under the laws of that state. The Trust, of which the Target Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b) The Trust has the necessary trust power and authority to conduct its business and the business of the Target Fund and Acquiring Fund as such businesses are now being conducted.

(c) The Trust is not a party to or obligated under any provision of its Second Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”); Second Amended and Restated By-Laws (“By-Laws”); or any material contract or material commitment or obligation that would be violated by its execution of or performance under the Plan. Furthermore, the Trust is not subject to any order or decree that would be violated by performance under this Plan.

(d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Target Fund’s shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e) The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(f) Neither the Trust, the Target Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) There are no legal, administrative or other proceedings or investigations against the Trust, the Target Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Target Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The Trust has duly and timely filed, on behalf of the Target Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Target Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Target Fund or the Acquiring Fund, as applicable. The Trust has, on behalf of each of the Target Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Target Fund or the Acquiring Fund. The amounts established as provisions for Taxes in the books and records of each of the Target Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Target Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date. No Tax return filed by the Trust on behalf of the Target Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Target Fund or the Acquiring Fund. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i) All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus and statement of additional information with respect to this Plan pursuant to which approval of the Target Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j) Except for the approval of the Target Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Target Fund

(a) The Trust shall operate the business of the Target Fund as presently conducted between the date hereof and the Closing.

(b) The Trust, on behalf of the Target Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Target Fund’s shareholders.

(c) The Trust shall file, by the date of the Closing, all of the Target Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) At the Closing, the Trust shall provide:

(1) A statement of the respective tax basis and holding periods of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2) A copy (which may be in electronic form) of the Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, and such information as the Acquiring Fund may reasonably request concerning Target Fund shares or Target Fund shareholders in connection with Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Department of the Treasury (the “Treasury Regulations”) following the Closing for all of the shareholders of record of the Target Fund’s shares as of the Close of Business on the Valuation Date, who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(3) A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

(4) If requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers and supporting statements pertaining to the Target Fund.

(e) The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Target Fund’s shareholders to consider and vote upon the Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14 of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(g) The Target Fund has made available to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing.

(i) The Target Fund shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) As promptly as practicable, but in any case within sixty (60) days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(k) The Target Fund will declare prior to the Valuation Date and pay before the date of the Closing, a dividend with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after the reduction for any capital loss carryover).

8.	Obligations of the Trust on behalf of the Acquiring Fund

(a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Target Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c) The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e) The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable. At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the registration statement becomes effective, at the time of the meeting of the Target Fund’s shareholders, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f) The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Target Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Target Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d) That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Target Fund at an annual or special meeting or any adjournment thereof.

(e) That the Target Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(g) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code;

(5) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6) The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund solely for the shares (including fractional shares to which they may be entitled) of the Acquiring Fund pursuant to Section 354(a) of the Code;

(8) The aggregate tax basis of the Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9) The holding period of the Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as a capital asset on the effective date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 9(f).

(h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1) The Trust was created as a statutory trust under the laws of the State of Delaware on October 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Target Fund and Acquiring Fund;

(4) Assuming that the initial shares of beneficial interest of the Target Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Target Fund were sold, issued and paid for in accordance with the terms of the Target Fund’s Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6) Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Target Fund or the Acquiring Fund;

(7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder); and

(9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i) That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Target Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Target Fund shareholder.

(k) That at the Closing, the Trust, on behalf of the Target Fund, transfers to the Acquiring Fund Net Assets of the Target Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Target Fund at the Close of Business on the Valuation Date.

(l) The Target Fund will provide the Acquiring Fund with (1) a statement of the respective Tax basis and holding period for all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for Tax periods ending after the Closing, and (5) if requested by the Trust on behalf of the Acquiring Fund, a statement of earnings and profits as provided in Section 7(e).

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(b) If the transactions contemplated by this Plan have not been consummated by ________, 2020, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)  The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Fund, unless such further vote is required by applicable law.

12.	Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Target Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Target Fund, or in connection with the transactions contemplated herein with respect to the Target Fund, shall be discharged only out of the assets of the Target Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Target Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.	Final Tax Returns and Forms 1099 of the Target Fund

(a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Any expenses incurred by the Trust or the Target Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Target Fund to the extent such expenses have been or should have been accrued by the Target Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

14.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15.	Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of the NVIT Multi-Manager International Value Fund and NVIT Columbia Overseas Value Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

EXHIBIT B
FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the NVIT Multi-Manager International Value Fund’s and NVIT Columbia Overseas Value Fund’s financial performance for the past five fiscal years and are included in the NVIT Multi-Manager International Value Fund’s prospectus and NVIT Columbia Overseas Value Fund’s prospectus, which are each incorporated herein by reference. The fiscal year end for both the NVIT Multi-Manager International Value Fund and NVIT Columbia Overseas Value Fund is December 31.

Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

NVIT Multi-Manager International Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class I Shares
Year Ended December 31, 2019	$ 9.11	0.25	1.16	1.41	(2.23)	(0.41)	(2.64)	$ 7.88	16.55%	$33,723,095	0.90%	2.64%	0.97%	25.96%
Year Ended December 31, 2018	$11.54	0.26	(2.20)	(1.94)	(0.49)	–	(0.49)	$ 9.11	(17.16%)	$29,524,689	0.92%	2.38%	0.94%	21.71%
Year Ended December 31, 2017	$ 9.64	0.25	1.94	2.19	(0.29)	–	(0.29)	$11.54	22.92%	$36,973,171	0.91%	2.33%	0.93%	61.67%
Year Ended December 31, 2016	$ 9.44	0.26	0.23	0.49	(0.29)	–	(0.29)	$ 9.64	5.23%	$31,690,459	0.92%	2.80%	0.93%	40.58%
Year Ended December 31, 2015	$10.08	0.22	(0.73)	(0.51)	(0.13)	–	(0.13)	$ 9.44	(5.12%)	$32,030,091	0.91%	2.18%	0.93%	47.51%
Class II Shares
Year Ended December 31, 2019	$ 9.06	0.23	1.15	1.38	(2.21)	(0.41)	(2.62)	$ 7.82	16.26%	$58,287,609	1.15%	2.42%	1.22%	25.96%
Year Ended December 31, 2018	$11.47	0.23	(2.18)	(1.95)	(0.46)	–	(0.46)	$ 9.06	(17.33%)	$52,084,051	1.17%	2.12%	1.19%	21.71%
Year Ended December 31, 2017	$ 9.59	0.22	1.92	2.14	(0.26)	–	(0.26)	$11.47	22.53%	$67,160,638	1.16%	2.10%	1.18%	61.67%
Year Ended December 31, 2016	$ 9.37	0.23	0.23	0.46	(0.24)	–	(0.24)	$ 9.59	4.98%	$63,178,209	1.17%	2.59%	1.18%	40.58%
Year Ended December 31, 2015	$10.01	0.20	(0.73)	(0.53)	(0.11)	–	(0.11)	$ 9.37	(5.34%)	$59,983,984	1.16%	1.92%	1.18%	47.51%
Class IV Shares
Year Ended December 31, 2019	$ 9.12	0.26	1.15	1.41	(2.23)	(0.41)	(2.64)	$ 7.89	16.52%	$7,481,281	0.90%	2.67%	0.97%	25.96%
Year Ended December 31, 2018	$11.55	0.26	(2.20)	(1.94)	(0.49)	–	(0.49)	$ 9.12	(17.15%)	$7,537,383	0.92%	2.38%	0.94%	21.71%
Year Ended December 31, 2017	$ 9.65	0.25	1.94	2.19	(0.29)	–	(0.29)	$11.55	22.89%	$9,957,973	0.91%	2.34%	0.93%	61.67%
Year Ended December 31, 2016	$ 9.45	0.26	0.22	0.48	(0.28)	–	(0.28)	$ 9.65	5.20%	$9,112,334	0.92%	2.81%	0.93%	40.58%
Year Ended December 31, 2015	$10.08	0.22	(0.73)	(0.51)	(0.12)	–	(0.12)	$ 9.45	(5.09%)	$10,164,408	0.91%	2.19%	0.93%	47.51%

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class Y Shares
Period Ended November 21, 2019 (g)	$ 9.09	0.27	0.91	1.18	(0.04)	(0.41)	(0.45)	$ 9.82	13.25%	$400,716,747	0.66%	2.77%	0.70%	25.96%
Year Ended December 31, 2018	$11.53	0.28	(2.22)	(1.94)	(0.50)	–	(0.50)	$ 9.09	(17.13)%	$755,002,744	0.77%	2.53%	0.79%	21.71%
Year Ended December 31, 2017	$ 9.63	0.26	1.95	2.21	(0.31)	–	(0.31)	$11.53	23.12%	$1,007,236,348	0.76%	2.47%	0.78%	61.67%
Year Ended December 31, 2016	$ 9.44	0.27	0.24	0.51	(0.32)	–	(0.32)	$ 9.63	5.45%	$1,033,013,081	0.77%	2.94%	0.78%	40.58%
Year Ended December 31, 2015	$10.08	0.24	(0.74)	(0.50)	(0.14)	–	(0.14)	$ 9.44	(5.01)%	$977,195,198	0.76%	2.31%	0.78%	47.51%
Amounts designated as “–” are zero or have been rounded to zero.

(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) As of December 31, 2019, Class Y had been fully redeemed, but remains open to investors. Ratios of expenses and net investment income are not annualized.

NVIT Columbia Overseas Fund (formerly, Templeton NVIT International Value Fund)

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2019	$10.43	0.28	0.91	1.19	(0.25)	(1.00)	(1.25)	$10.37	12.49%	$197,771,506	1.02%	2.61%	1.02%	40.16%
Year Ended December 31, 2018	$12.78	0.22	(2.20)	(1.98)	(0.24)	(0.13)	(0.37)	$10.43	(15.69%)	$178,681,708	1.01%	1.75%	1.01%	31.04%
Year Ended December 31, 2017	$10.62	0.22	2.19	2.41	(0.25)	–	(0.25)	$12.78	22.72%	$223,349,692	0.99%	1.82%	0.99%	16.76%
Year Ended December 31, 2016	$10.88	0.23	(0.10)	0.13	(0.23)	(0.16)	(0.39)	$10.62	1.12%	$207,500,262	1.02%	2.19%	1.02%	18.20%
Year Ended December 31, 2015	$12.13	0.22	(0.68)	(0.46)	(0.22)	(0.57)	(0.79)	$10.88	(3.90%)	$215,574,978	1.02%	1.79%	1.02%	12.38%
Amounts designated as “–” are zero or have been rounded to zero.

(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

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2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D19521-S03083

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature (Joint Owners)	Date

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR
THE SHAREHOLDER MEETING TO BE HELD ON SEPTEMBER 30, 2020

The Notice of Special Meeting of Shareholders and Proxy Statement
are available on www.proxyvote.com

D19522-S03083

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2020

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of Nationwide Variable Insurance Trust (the "Trust") hereby appoints [TBD] and [TBD], and each of them, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders of the Trust, on Wednesday, September 30, 2020, at 9:00 a.m. Eastern Time, and at any adjournments or postponements thereof, to vote all shares of the Trust which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions on this proxy.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE PROPOSAL UNLESS OTHERWISE INDICATED. BY SIGNING THIS PROXY CARD, RECEIPT OF THE ACCOMPANYING NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND PROXY STATEMENT IS ACKNOWLEDGED.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE PROVIDED OR VOTE ELECTRONICALLY OR BY TELEPHONE.

THE BOARD OF TRUSTEES RECOMMENDS YOU VOTE FOR THE PROPOSAL.

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

SCAN TO VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement and have the voting instruction card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above** and enter your Control Number.
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the voting instruction card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the voting instruction card below.
3) Sign and date the voting instruction card.
4) Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D19527-Z77758

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

THIS VOTING INSTRUCTION CARD, IF PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF THIS VOTING INSTRUCTION CARD IS EXECUTED BUT NO INSTRUCTION IS GIVEN WITH RESPECT TO THE PROPOSAL, THIS VOTING INSTRUCTION CARD WILL BE VOTED "FOR" THE PROPOSAL.

Note: Please sign exactly as your name(s) appear(s) on the voting instruction card. If you are signing this voting instruction card for a corporation, estate, trust or other fiduciary capacity, for example, as a trustee, please state that capacity or title along with your signature.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on September 30, 2020:
The Notice of Special Meeting of Shareholders and Proxy Statement is available at www.proxyvote.com

D19528-Z77758

VOTING INSTRUCTION CARD

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 30, 2020
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints the Company mentioned on the reverse side of this Voting Instruction Card and hereby authorizes them to represent and to vote, as designated on the reverse, at the Special Meeting of Shareholders to be held on September 30, 2020, at 9:00 a.m. Eastern Time, and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Card. IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED "FOR" THE PROPOSAL.

If you fail to return this Voting Instruction Card, depending on the separate account, the Company will either not vote all shares attributable to the account value, or will vote all shares attributable to the account value in proportion to all voting instructions for the Fund actually received from contract holders in the separate account.

PLEASE DATE AND SIGN NAME OR NAMES AS PRINTED ON THE REVERSE SIDE TO AUTHORIZE THE VOTING OF THE SHARES AS INDICATED. IF SIGNING AS A REPRESENTATIVE, PLEASE INCLUDE CAPACITY.

PLEASE VOTE YOUR VOTING INSTRUCTION CARD TODAY

PART B
STATEMENT OF ADDITIONAL INFORMATION
[_____]

NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920
www.nationwide.com/mutualfunds

NVIT Multi-Manager International Value Fund

This Statement of Additional Information (“SAI”) relates to the _____________, 2020 Combined Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) which describes a reorganization (the “Transaction”) of the NVIT Multi-Manager International Value Fund (the “Target Fund”) into the NVIT Columbia Overseas Value Fund (the “Acquiring Fund”).  Both the Target Fund and the Acquiring Fund are series of Nationwide Variable Insurance Trust (the “Trust”).  As a result of the Transaction, Target Fund shareholders will be issued shares of the Acquiring Fund (“Acquiring Fund Shares”) as shown below.

Target Fund	Acquiring Fund
NVIT Multi-Manager International Value Fund	NVIT Columbia Overseas Value Fund
Class I	Class X
Class II	Class Z
Class IV	Class X

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus relating specifically to the Transaction.  A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling the Trust at (800) 848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.  The Transaction will occur in accordance with the terms of the Plan of Reorganization (the “Plan”).

Table of Contents

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	3
PRO FORMA FINANCIAL INFORMATION	3
2

General Information

This SAI relates to (i) the transfer of substantially all of the property, assets and goodwill of the Target Fund to the Acquiring Fund, in exchange for shares of the designated classes of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s liabilities; (iii) the distribution of Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Fund as soon as practicable after the closing.  The reorganization of the Target Fund into the Acquiring Fund is currently expected to occur on or around ______________, 2020, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of the Target Fund according to their interests in complete liquidation of the Target Fund.  Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.
Statement of Additional Information dated April 29, 2020, as revised and supplemented to date, with respect to the Target Fund and Acquiring Fund (previously filed on EDGAR, Accession No. 0001193125-20-109162).

2.
The audited financial statements and related report of PricewaterhouseCoopers LLP, the independent registered accounting firm included in the Target Fund’s and Acquiring Fund’s Annual Report to Shareholders for the reporting period ended December 31, 2019, as amended to date (previously filed on EDGAR, Accession No. 0001193125-20-044638). No other parts of the Annual Report are incorporated herein by reference.

PRO FORMA FINANCIAL INFORMATION

The financial highlight tables are intended to help you understand the financial performance of the NVIT Multi-Manager International Value Fund (“Target Fund”) and NVIT Columbia Overseas Value Fund (“Acquiring Fund”) for the past five fiscal years and are included in the Acquiring Fund’s prospectus and Target Fund’s prospectus, which are each incorporated herein by reference.  The Acquiring Fund’s prospectus also accompanies this Proxy Statement/Prospectus.  The pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Transaction had been consummated.  These pro forma numbers have been estimated in good faith based on information regarding the Acquiring Fund and the Target Fund for the twelve-month period ended December 31, 2019.  The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are available in their respective annual and semi-annual shareholder reports.

Narrative Description of the Pro Forma Effects of the Transaction

The unaudited pro forma information for the twelve-month period ended December 31, 2019, has been prepared to give effect to the proposed Transaction pursuant to the Plan as if it had been consummated on January 1, 2019.

Basis of Pro Forma Financial Information

On June 10, 2020, the Board approved the Plan by which the Target Fund will transfer all of its assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the Acquiring Fund will assume all of the liabilities of the Target Fund.  Target Fund shareholders will receive the class of Acquiring Fund Shares indicated in Table 1 below.  The Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the Target Fund, as determined pursuant to the terms of the
3

Plan.  All Acquiring Fund Shares delivered to the Target Fund will be delivered at net asset value without a sales load, commission or other similar fee being imposed.  Immediately following the transfer, the Acquiring Fund Shares received by the Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity, and the results of operations of the surviving fund for pre-organization periods will not be restated.  The Acquiring Fund will be the accounting survivor of the Transaction for financial statement purposes.

Table 1 – Reorganization Shares

Target Fund Shares	Acquiring Fund Shares

Target Fund Class I	Acquiring Fund Class X

Target Fund Class II	Acquiring Fund Class Z

Target Fund Class IV	Acquiring Fund Class X

Table 2 – Target Fund’s and Acquiring Fund’s Net Assets as of December 31, 2019

The Table below shows the net assets of the Target Fund, the Acquiring Fund, and the pro forma combined net assets assuming the Transaction was completed as of December 31, 2019.

Target Fund Net Assets	Acquiring Fund Net Assets	Pro Forma Combined Net Assets after Transaction with Target Fund
$99,491,985	$197,771,506	$297,263,491

Pro Forma Adjustments

The table below reflects needed adjustments to expenses of the pro forma combined fund as if the Transaction had taken place on December 31, 2019.  The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect this information.  Actual results could differ from those estimates.

Expense Category	Increase (decrease) in expense in dollars	Increase (decrease) in expense in basis points
Investment Advisory Fees	$161,547	1.6
Fund Administration Fees	(73,308)	(0.7)
Distribution Fees - Class II	(143,345)	(25.0)
Distribution Fees - Class Z	143,345	25.0
Administrative Servicing Fees - Class I	(47,420)	(2.5)
Administrative Servicing Fees - Class II	(86,007)	(15.0)
Administrative Servicing Fees - Class IV	(11,326)	(15.0)
Administrative Servicing Fees - Class X	3,918	1.0
Administrative Servicing Fees - Class Z	5,736	1.0
Professional Fees	(47,993)	(0.5)
Accounting and transfer agent fees	(15,578)	(0.2)
4

Other	(12,199)	(0.1)
Total Expenses before fees waived	(122,631)
Expenses reimbursed by Advisor	6,997	0.1
Investment advisory fees waived	442,822	4.4
Net Expenses	$327,188

Accounting Policy

No significant accounting policies will change as a result of the Transaction, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, the Transaction will not require any changes to the Acquiring Fund’s existing contracts.

Transaction Costs

The cost of the Transaction, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of the Target Fund all materials relating to the Transaction as well as the conversion costs associated with the Transaction (but excluding brokerage costs), will be borne by NFA.
5

PART C
OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A or Form N-14, as noted below:

(1)	Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, dated as of June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, dated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-23.b with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization, adopted by the Registrant on behalf of NVIT Columbia Overseas Value Fund and NVIT Multi-Manager International Value Fund (“Plan of Reorganization”) is filed as Appendix A to the Prospectus/Information Statement and is incorporated herein by reference.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference into Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”), dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended May 1, 2018, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on May 23, 2018, is hereby incorporated by reference.

(b)
Investment Advisory Agreement among the Trust and NFA, dated October 16, 2017, previously filed as Exhibit EX-28.d.2 with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.2.a with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(c)	Subadvisory Agreements

(i)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, effective May 1, 2007, as amended and restated April 2, 2009, previously filed as Exhibit EX-23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.2.a.i with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(ii)
Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

2

(1)
Exhibit A to the Amended Subadvisory Agreement, amended January 10, 2017, previously filed as Exhibit EX-28.d.2.d.i with the Trust’s registration statement on February 3, 2017, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Management LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.o with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended July 2, 2012, previously filed as Exhibit EX-28.d.2.i.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Fixed Income LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.p with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)
Amendment to the Subadvisory Agreement, dated September 9, 2013, previously filed as Exhibit EX-28.d.2.h.i with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., dated March 24, 2008, previously filed as Exhibit EX-23.d.2.s with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended January 1, 2020, previously filed as Exhibit EX-28.3.g.i with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., dated March 11, 2010, previously filed as Exhibit EX-28.d.2.q with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended June 19, 2019, previously filed as Exhibit EX-28.d.3.h.i with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.x with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended June 14, 2017, previously filed as Exhibit EX-28.d.2.k.i. with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.
3

(viii)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.aa with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended September 19, 2017, previously filed as Exhibit EX-28.d.3.l.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated June 25, 2010, previously filed as Exhibit EX-28.d.2.dd with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended July 1, 2017, previously filed as Exhibit EX-28.d.3.p.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, dated January 10, 2012, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 20, 2012, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, NFA and Massachusetts Financial Services Company (d/b/a MFS Investment Management), dated April 2, 2012, previously filed as Exhibit EX-28.d.2.ab with the Trust’s registration statement on April 24, 2012, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit EX-28.d.2.u.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxiv.1 with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, NFA and WEDGE Capital Management L.L.P., dated December 12, 2013, previously filed as Exhibit EX-28.d.2.bb with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

4

(xiv)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated September 3, 2014, previously filed as Exhibit EX-28.2.aa with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(1)
Exhibits A and B to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit EX-28.2.bb.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, NFA and Aberdeen Standard Investments (formerly, Standard Life Investments (Corporate Funds) Limited), dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxx with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.2.v with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statement on January 17, 2014, is hereby incorporated by reference.
(xviii)
Subadvisory Agreement among the Trust, NFA and DoubleLine Capital LP, dated October 16, 2017, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, NFA and AQR Capital Management, LLC, dated November 13, 2017, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated July 13, 2018, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on July 19, 2018, is hereby incorporated by reference.

(1)	Form of Exhibit A to the Subadvisory Agreement, previously filed as Exhibit EX-28.d.3.t.i with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference.

(2)	Amendment to the Subadvisory Agreement, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.t.ii with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.
5

(xxi)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated July 2, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, NFA and Allianz Global Investors U.S. LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, NFA and WCM Investment Management, LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.3.bb.i with the Trust’s registration statement on October 4, 2019.

(xxiv)
Subadvisory Agreement among the Trust, NFA and Amundi Pioneer Institutional Asset Management, Inc., dated January 14, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xxv)
Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., dated May 24, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(xxvi)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(xxvii)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management Inc., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ff with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

(xxviii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated September 13, 2019, previously filed as Exhibit EX-28.d.3.gg with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended December 5, 2019, previously filed as Exhibit EX-28.d.3.ee.1 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(xxix)
Subadvisory Agreement among the Trust, NFA and Columbia Management Investment Advisers, LLC, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

6

(xxx)
Subadvisory Agreement among the Trust, NFA and Newton Investment Management Limited, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xxxi)
Subadvisory Agreement among the Trust, NFA and Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc., dated March 12, 2020, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement between the Trust and Nationwide Fund Distributors, LLC (“NFD”), dated May 1, 2007, previously filed as Exhibit EX-99.e with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement between the Trust and JPMorgan Chase National Association (formerly, JPMorgan Chase Bank), dated April 4, 2003, previously filed as Exhibit EX-23.g.2 with the Trust’s registration statement on April 28, 2003, is hereby incorporated by reference.

(i)	Amendment to Global Custody Agreement, dated March 11, 2011, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on April 28, 2011, is hereby incorporated by reference.

(ii)	Amendment to Global Custody Agreement, dated January 12, 2006, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(iii)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-16.9.a.iii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

7

(iv)	Amendment to Global Custody Agreement, dated February 17, 2017, previously filed as Exhibit EX-28.g.1.g with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(v)	Amendment to Global Custody Agreement, dated May 17, 2017, previously filed as Exhibit EX-28.g.1.h with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

(vi)	Amendment to Global Custody Agreement, dated October 16, 2017, previously filed as Exhibit EX-28.g.1.i with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(vii)	Amendment to Global Custody Agreement, dated October 10, 2018, previously filed as Exhibit EX-28.g.1.j with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.
(viii)	Amendment to Global Custody Agreement, dated April 8, 2019, previously filed as Exhibit EX-28.g.1.k with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

(ix)	Amendment to Global Custody Agreement, dated August 12, 2019, previously filed as Exhibit EX-28.g.1.l with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.
(x)	Amendment to Global Custody Agreement, dated October 3, 2019, previously filed as Exhibit EX-28.g.1.m with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(b)	Waiver to Global Custody Agreement, dated May 2, 2005, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.

(c)
Rider to Global Custody Agreement Cash Trade Execution Product, previously filed as Exhibit EX-23.g.1.d with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(d)	Concentration Accounts Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, dated May 1, 2007, as amended March 11, 2020, previously filed as Exhibit EX-28.m with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan, dated May 1, 2007, as amended March 11, 2020, previously filed as Exhibit EX-28.n with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.
8

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered shall be filed by amendment pursuant to an undertaking.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and 12b-1consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC (“NFM”), dated May 1, 2010, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan, dated May 1, 2007, amended March 11, 2020, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(c)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2007, previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(i)
Amendment to the Expense Limitation Agreement, dated December 11, 2012, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(ii)
Amendment to the Expense Limitation Agreement, dated May 1, 2017, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(iii)
Amendment to the Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.3.c with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(iv)
Exhibit A to the Expense Limitation Agreement, amended October 1, 2019, previously filed as Exhibit EX-28.h.3.d with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(v)
Exhibit A to the Expense Limitation Agreement, amended January 1, 2020, previously filed as Exhibit EX-28.h.3.e with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

9

(d)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated May 2, 2005, assigning NVIT-MA’s title, rights, interests, benefits and privileges in and to certain contracts in the Agreement, previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(e)
Fund Participation Agreement among NFM, Nationwide Financial Services, Inc. (“NFS”), American Funds Insurance Series and Capital Research and Management Company, dated May 1, 2007, previously filed as Exhibit EX-23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(f)
Master-Feeder Services Agreement between the Trust and NFM, dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”), previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(g)
Fee Waiver Agreement between the Trust and NFM, dated May 1, 2018, relating to the Feeder Funds, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(h)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund, NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(i)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the Neuberger Berman NVIT Socially Responsible Fund, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(j)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the American Century NVIT Multi Cap Value Fund, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(k)
Fund of Funds Participation Agreement among the Trust, on behalf of the NVIT DFA Capital Appreciation Fund and the NVIT DFA Moderate Fund, NFA, DFA Investment Dimensions Group Inc., and Dimensional Fund Advisors LP, dated January 7, 2013, previously filed as Exhibit EX-23.h.18 with the Trust’s registration statement on February 11, 2013, is hereby incorporated by reference.

(l)
Fund Participation Agreement among NFA, NFD, and NFS, dated May 2, 2005, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(i)
Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1, 2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

10

(m)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM Managed Growth Fund and NVIT CardinalSM Managed Growth & Income Fund, previously filed as Exhibit EX-28.h.13 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(n)
Participation Agreement among the Trust, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(o)
Fund of Funds Participation Agreement among the Trust, NFA, WisdomTree Trust and WisdomTree Asset Management, Inc., dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(p)
Purchasing Fund Agreement among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(q)
Investing Fund Agreement between the Trust and Market Vectors EFT Trust, dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(r)
12(d)(1) Investing Agreement between the Trust and Vanguard Trusts, dated October 31, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(s)
Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded  AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(t)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2017, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(i)
Amendment to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.21.a with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(u)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

11

(v)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(w)
Form of Fund of Funds Participation Agreement among the Trust, on behalf of the BlackRock NVIT Managed Global Allocation Fund, NFA, BlackRock Variable Series Funds, Inc., on behalf of certain series of its trust, and BlackRock Advisors, LLC, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on April 28, 2015, is hereby incorporated by reference.

(x)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT CardinalSM Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund, NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(y)
Administrative Services Fee Waiver Agreement between the Trust and NFS, dated May 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(z)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(aa)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the DoubleLine NVIT Total Return Tactical Fund, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(bb)
Fee Waiver Agreement between the Trust and NFA, amended October 1, 2019, relating to NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT International Equity Fund, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager International Value Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund and NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(i)
Amended and Restated Fee Waiver Agreement, effective January 1, 2020, previously filed as Exhibit EX-28.h.28.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(cc)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT Multi-Manager Large Cap Value Fund, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

12

(dd)
Fee Waiver Agreement between the Trust and NFA, dated July 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.30 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(ee)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated March 18, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.31 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(ff)
Investment Advisory Fee Waiver Agreement between the Trust and  NFA, dated March 18, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.32 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney, are filed herewith as Exhibit EX-16.16.a.

(1)	Certificate of Assistant Secretary, dated June 10, 2020, is filed herewith as Exhibit EX-16.16.a.1.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for NFA and the Trust, amended March 12, 2018, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(b)	Code of Ethics for NFD, dated January 1, 2014, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.
(c)
Code of Ethics for Access Persons for Federated Hermes, Inc. (formerly, Federated Investors, Inc.), dated January 31, 2020, previously filed as Exhibit EX-28.p.3 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(d)
Code of Ethics for JPMorgan Asset Management (“JPMAM”), revised December 13, 2019, previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(e)
Code of Business Conduct and Ethics for BlackRock, Inc. (and its subsidiaries), dated February 26, 2019, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Global Personal Trading Policy for BlackRock, Inc. (and its subsidiaries), dated November 23, 2018, previously filed as Exhibit EX-28.p.5.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

13

(f)
Code of Ethics for Neuberger Berman Investment Advisers LLC, dated January 2019, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(g)
Code of Ethics for American Century Investment Management, Inc., revised April 2, 2020, previously filed as Exhibit EX-28.p.7 with the Trust's registration statement on May 5, 2020, is hereby incorporated by reference.

(h)
Code of Ethics for Capital Research and Management Company, dated April 2020, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Code of Ethics for Wells Capital Management Inc., dated January 2, 2020, previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(j)
Code of Ethics and Personal Trading Policy for Nationwide Asset Management, LLC, dated  February 2019, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(k)
Code of Ethics for Thompson, Siegel & Walmsley LLC, dated December 5, 2016, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(l)
Code of Ethics for Wellington Management Company, LLP, dated April 30, 2017, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(m)
Personal Investments and Insider Trading Policy for Franklin Resources, Inc. (and all of its subsidiaries), revised December 31, 2018, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(n)
Code of Conduct for Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated as of June 2019, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Personal Securities Trading Policy for Mellon Investments Corporation, dated January 15, 2019, previously filed as Exhibit EX-28.p.14.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(o)
Code of Ethics Policy for MFS Investment Management, dated February 1, 2019, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(p)
Standard of Conduct and Code of Ethics for Dimensional Fund Advisors LP, effective January 1, 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(q)
Code of Ethics and Personal Investment Policy for Lazard Asset Management LLC, dated September 2018, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

14

(r)
Personnel Handbook—Code of Ethics Portion for WEDGE Capital Management L.L.P., revised February 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(s)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(t)
Global Code of Conduct for Aberdeen Standard Investments, dated January 1, 2020, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(u)	Code of Ethics for DoubleLine Capital LP, dated January 1, 2020, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Proxy Voting, Corporate Actions and Class Actions for DoubleLine Capital LP, dated August 2015, previously filed as Exhibit EX-28.p.21.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(v)
Code of Ethics for AQR Capital Management, LLC, amended April 2019, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(w)
Code of Ethics for Amundi Pioneer Institutional Asset Management, Inc., revised September 6, 2019, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(x)
Code of Business Conduct and Code of Ethics for Allianz Global Investors U.S. LLC, amended October 16, 2018, previously filed as Exhibit EX-28.p.28 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(y)
Code of Ethics and Personal Trading Policy for Invesco Advisers, Inc., dated January 2020, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on May 5, 2020, is hereby incorporated by reference.

(z)
Code of Ethics for WCM Investment Management, LLC, adopted January 1, 2019, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(aa)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated August 29, 2019, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(bb)
Global Personal Account Dealing and Code of Ethics for Columbia Threadneedle Investments, an affiliate of Columbia Management Investment Advisers, LLC, dated December 2018, previously filed as Exhibit EX-28.p.28 with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference.

(cc)
Code of Conduct for Newton Investment Management Limited, an affiliate of Mellon Investments Corporation, dated November 2019, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference. -

15

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
16

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the city of Columbus, and State of Ohio, on this 19th day of June, 2020.

NATIONWIDE VARIABLE INSURANCE TRUST

BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the Securities 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/ Michael S. Spangler*
Michael S. Spangler, President, Chief
Executive Officer and Principal Executive
Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer, Vice President and
Principal Accounting and Financial Officer

Trustees

/s/ Charles E. Allen, Trustee*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Diane M. Koken*
Diane M. Koken, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact